Mineral Property Interests (Details 1) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Cash payments CAD	$ 3,025
Cash payments US		$ 2,500
Annual payments		$ 35
Number of shares | shares	150,000	150,000
New Polaris
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Net profit interest reduction or buydown cash payments CAD	$ 0
Net profit interest reduction or buydown cash payments US		$ 0
Net profit interest reduction or buydown annual payments		$ 0
Net profit interest reduction or buydown number of shares | shares	150,000	150,000
Fondaway Canyon
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Advance royalty payment for buyout of 3% net smelter return cash payments CAD	$ 0
Advance royalty payment for buyout of 3% net smelter return cash payments US		$ 0
Advance royalty payment for buyout of 3% net smelter return annual payments		$ 35
Advance royalty payment for buyout of 3% net smelter return number of shares | shares	0	0
Buyout provision for net smelter return of 2% cash payments CAD	$ 0
Buyout provision for net smelter return of 2% cash payments US		$ 2,000
Buyout provision for net smelter return of 2% annual payments		$ 0
Buyout provision for net smelter return of 2% number of shares | shares	0	0
Windfall Hills
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Buyout provision for net smelter return of 1.5% cash payments CAD	$ 1,000
Buyout provision for net smelter return of 1.5% cash payments US		$ 0
Buyout provision for net smelter return of 1.5% annual payments		$ 0
Buyout provision for net smelter return of 1.5% number of shares | shares	0	0
Reduction of net smelter return of 2% to 1% cash payments CAD	$ 0
Reduction of net smelter return of 2% to 1% cash payments US		$ 500
Reduction of net smelter return of 2% to 1% annual payments		$ 0
Reduction of net smelter return of 2% to 1% number of shares | shares	0	0
Princeton
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Buyout provision for net smelter return of 1% cash payments CAD	$ 1,000
Buyout provision for net smelter return of 1% cash payments US		$ 0
Buyout provision for net smelter return of 1% annual payments		$ 0
Buyout provision for net smelter return of 1% number of shares | shares	0	0
Reduction of net smelter return of 2% to 1% cash payments CAD	$ 1,000
Reduction of net smelter return of 2% to 1% cash payments US		$ 0
Reduction of net smelter return of 2% to 1% annual payments		$ 0
Reduction of net smelter return of 2% to 1% number of shares | shares	0	0
Cash payments CAD	$ 25
Cash payments US		$ 0
Annual payments		$ 0
Number of shares | shares	0	0